Fair Value Measurements - Schedule of Company’s Liabilities that are Measured at Fair Value (Details) - Level 3 [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Forward purchase agreement [Member]
Schedule of Company’s Liabilities that are Measured at Fair Value [Line Items]
Derivative Liabilities	$ 886,000	$ 6,404,100
Warrants – Series A [Member]
Schedule of Company’s Liabilities that are Measured at Fair Value [Line Items]
Derivative Liabilities	2,715,900	4,955,300
Warrants – Series C and D [Member]
Schedule of Company’s Liabilities that are Measured at Fair Value [Line Items]
Derivative Liabilities	$ 11,706,500	$ 13,913,250